Stockholder's Equity (Detail Textuals) - USD ($)	1 Months Ended				3 Months Ended	4 Months Ended	7 Months Ended	12 Months Ended
	Oct. 31, 2018	Jul. 24, 2018	Oct. 31, 2017	May 31, 2017	Mar. 31, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Stockholders Equity [Line Items]
Preferred stock, shares authorized							16,500,000	16,500,000	16,500,000
Preferred stock, par value (in dollars per share)							$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued							7,154,997	7,154,997	0
Preferred stock, shares outstanding							7,154,997	7,154,997	0
Common stock, shares authorized					1,500,000,000		1,500,000,000	1,500,000,000	1,500,000,000
Common stock, par value (in dollars per share)					$ 0.001		$ 0.001	$ 0.001	$ 0.001
Amount of shares issued								$ 10,000,000
Dividend yield								0.00%	0.00%
Private placement | Investors, officers & directors and affiliates
Stockholders Equity [Line Items]
Number of shares issued				727,273
Amount of shares issued				$ 2,000,000
Shares issued, price per share (in dollars per share)				$ 2.75
Guo Yuan | Private placement
Stockholders Equity [Line Items]
Number of shares issued			5,494,505
Amount of shares issued			$ 10,000,000
Shares issued, price per share (in dollars per share)			$ 1.82
Subscription Agreement | GTD | Private placement
Stockholders Equity [Line Items]
Total amount of investment						$ 10,000,000			$ 40,000,000
Total purchase price	$ 10,000,000
Number of shares issued	5,494,506
Shares issued, price per share (in dollars per share)	$ 1.82
Subscription Agreement | Sun Seven Stars Investment Group Limited [Member]
Stockholders Equity [Line Items]
Total amount of investment							$ 1,100,000
Total purchase price								$ 1,100,000
Number of shares expected to issued in 2019								572,917
Share Purchase & Option Agreement | Star Thrive Group Limited ("Star")
Stockholders Equity [Line Items]
Number of shares issued		5,027,324						5,027,324
Amount of shares issued								$ 9,200,000
Call option description		the Star may, within 24 months after July 24, 2018, purchase from the Company such number of shares of common stock that would bring Star's total ownership of the Company's issued and outstanding shares up to 19.5% on a fully diluted basis, at a price equal to 95% of the weighted average trading price of the common stock within 3 months prior to the exercise date of the Call Option.						the Star may, within 24 months after July 24, 2018, purchase from the Company such number of shares of common stock that would bring Star's total ownership of the Company's issued and outstanding shares up to 19.5% on a fully diluted basis, at a price equal to 95% of the weighted average trading price of the common stock within 3 months prior to the exercise date of the Call Option.
Fair value of call option								$ 8,000,000
Expected term								1 year 9 months 22 days
Volatility rate								132.55%
Risk-free interest rate								2.81%
Dividend yield								0.00%
Convertible preferred stock
Stockholders Equity [Line Items]
Preferred stock, shares authorized					50,000,000		50,000,000	50,000,000
Preferred stock, par value (in dollars per share)					$ 0.001		$ 0.001	$ 0.001
Series A preferred stock
Stockholders Equity [Line Items]
Preferred stock, shares issued					7,000,000		7,000,000	7,000,000	7,000,000
Preferred stock, shares outstanding					7,000,000		7,000,000	7,000,000	7,000,000
Preferred stock, voting rights					ten vote			one vote
Number of common stock issued for conversion					933,333
Liquidation preference value, per share					$ 0.50